As filed with the SEC on March 29, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659


Pre-Effective Amendment No.
Post-Effective Amendment No.        68
and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556

Amendment No.                       69

                        (Check appropriate box or boxes.)

                         TRANSAMERICA IDEX MUTUAL FUNDS
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:
It is proposed that this filing will become effective:

/ / 60 days after filing pursuant to paragraph (a) (1) of Rule 485. / / 75 days after filing pursuant to paragraph (a) (2) of Rule 485. / / On (Date) pursuant to paragraph (a) (1) of Rule 485.
/ / On (Date) pursuant to paragraph (a) (2) of Rule 485.
/X/ Immediately upon filing pursuant to paragraph (b) of Rule 485. / / On March 1, 2005 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each Part A of Form N-1A, as filed pursuant to Rule 497(c) on March 7, 2005, is hereby incorporated by reference.

Each Part B of Form N-1A, as  filed pursuant to Rule 497(c) on
March 7, 2005, is hereby incorporated by reference.

                         TRANSAMERICA IDEX MUTUAL FUNDS
        SUPPLEMENT DATED MARCH 29, 2005 TO PROSPECTUS DATED MARCH 1, 2005

                        TA IDEX TRANSAMERICA MONEY MARKET

The following supplements, amends and replaces the section entitled "Fees and Expenses" on page 135 of the prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)


                                                                      Class of Shares
                                                                      ---------------
                                                              A                 B                 C
---------------------------------------------------         ------            ------            ------
Maximum sales charge (load) imposed on                       None              None              None
purchases (as a % of offering price)

---------------------------------------------------         ------            ------            ------
Maximum deferred sales charge (load) (as a                   None              5.00%(a)          1.00%(b)
percentage of purchase price or redemption
proceeds, whichever is lower)

---------------------------------------------------         ------            ------            ------
Redemption fee on shares held 5 trading days or              None              None              None
less (as a percentage of amount redeemed)

---------------------------------------------------         ------            ------            ------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(c)


                                                                      Class of Shares
                                                                      ---------------
                                                              A                 B                 C
---------------------------------------------------         ------            ------            ------
Management fees                                              0.40%             0.40%             0.40%
Distribution and service (12b-1) fees                        0.35%             1.00%             1.00%
Other expenses                                               0.44%             0.41%             0.56%

---------------------------------------------------         ------            ------            ------

TOTAL ANNUAL FUND OPERATING EXPENSES                         1.19%             1.81%             1.96%
EXPENSE REDUCTION(d)                                        (0.36)%           (0.33)%           (0.48)%

                                                            ------            ------            ------
NET OPERATING EXPENSES                                       0.83%             1.48%             1.48%

---------------------------------------------------         ------            ------            ------



(a) Purchases of Class B shares are subject to a declining contingent deferred sales charge (CDSC) if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).

(b) Purchases of Class C shares are subject to a 1% contingent deferred sales charge if redeemed during the first 12 months of purchase.

(c) Projected annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2004, adjusted to no longer reflect voluntary 12b-1 fee waivers that occurred in fiscal year ended October 31, 2004 that are not expected to occur in the fiscal year ending October 31, 2005.

(d) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006 to waive fees and/or reimburse fund expenses to the extent such expenses exceed 0.48%, excluding 12b-l fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if for any month the estimated annualized fund operating expenses are less than 0.48%.

A $25 annual fee is imposed on accounts open for over 2 years that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same.

This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

--------------------------------------------------------------------------------
Share Class              1 year          3 years        5 years         10 years
--------------------    --------        ---------      ---------       ---------
A                         $ 85            $342            $  620         $1,411
B(+)                      $651            $837            $1,049         $1,936
C                         $251            $569            $1,013         $2,247
--------------------    --------        ---------      ---------       ---------

IF THE SHARES ARE NOT REDEEMED:


--------------------------------------------------------------------------------
Share Class              1 year          3 years        5 years         10 years
--------------------    --------        ---------      ---------       ---------
A                         $ 85            $342            $  620         $1,411
B(+)                      $151            $537            $  949         $1,936
C                         $151            $569            $1,013         $2,247
--------------------    --------        ---------      ---------       ---------

(+) Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The following supplements, amends and replaces the disclosure on Page 136 of the prospectus.

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2004 has been derived from restated financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's restated financial statements, is included in the restated 2004 Annual Report, which is available to you upon request.


                                                       Class A                            Class B                   Class C*
                                                Year or Period Ended             Year or Period Ended          Year or Period Ended
                                        October 31      October 31(a,b)      October 31    October 31(a,b)    October 31  October 31
                                           2004         2003       2002         2004       2003      2002       2004        2003
Net Asset Value, Beginning of
   Period                                 $  1.00     $  1.00     $  1.00    $  1.00     $  1.00    $  1.00   $  1.00      $ 1.00
Investment Options:
   Net Investment Income (Loss)             0.004       0.004       0.008      0.001       0.001        -       0.001       0.002
   Net Realized and Unrealized
      Gain (loss)                             -           -           -          -          -           -         -         -
      Total Operations                      0.004       0.004       0.008      0.001      0.001         -       0.001       0.002

Distributions:
   From Net Investment Income              (0.004)     (0.004)     (0.008)    (0.001)    (0.001)        -      (0.001)     (0.002)
   From Net Realized Gains                    -           -           -          -          -           -         -          -
      Total Distributions                  (0.004)     (0.004)     (0.008)    (0.001)    (0.001)        -      (0.001)     (0.002)

Net Asset Value, End of Period            $  1.00     $  1.00     $  1.00    $  1.00    $  1.00     $  1.00   $  1.00      $ 1.00
Total Return(c)                             0.42%       0.39%       0.56%      0.14%      0.12%       0.28%     0.14%       0.12%

Net Assets, End of Period (000's)        $185,311    $109,794    $131,949    $40,203    $54,324     $81,683   $22,277      $3,542

Ratio/Supplemental Data:
   Ratio of Expenses to Average
    Net Assets(d)
      Net(e)                                0.83%       0.83%       0.83%      1.10%      1.16%       1.48%     0.98%       1.04%
     Total(f)                               1.19%       1.22%       1.36%      1.81%(g)   1.87%(g)    2.01%     1.96%(g)    1.87%(g)
   Net Investment Income (Loss)
     to Average Net Assets(d)               0.45%       0.42%       0.93%      0.13%      0.08%       0.28%     0.43%       0.21%



* Prior to March 1, 2004, Class C shares were known as Class L shares. Effective June 15, 2004, Class C2 shares merged into Class C shares; effective September 24, 2004, Class M shares merged into Class C shares.

(a) Per share information is calculated based on average number of shares outstanding.

(b) TA IDEX Transamerica Money Market commenced operations on March 1, 2002. The inception date for Class C shares was November 11, 2002.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Annualized.

(e) Ratio of Net Expenses to Average Net Assets is net of the fee waivers and reimbursements by the investment adviser and the distributor, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The fund has restated its financial statements in order to properly present the fund's gross distribution and service fees and offsetting waivers. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.38% and 0.32% for Class B, and 0.23% and 0.44% for Class C, for years ended October 31, 2004 and October 31, 2003, respectively. The fund's ratios of net expenses to average net assets and net investment income ratio were not affected by this restatement.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         TRANSAMERICA IDEX MUTUAL FUNDS


    SUPPLEMENT DATED MARCH 29, 2005, TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2005



The following supplements, amends and replaces the section entitled "FINANCIAL STATEMENTS" found on page 80 of the statement of additional information.

                              FINANCIAL STATEMENTS

Audited financial statements for the funds for the fiscal year ended October 31, 2004 are incorporated by reference from the Transamerica IDEX Annual Report dated October 31, 2004. Additionally, the restated audited financial statements for TA IDEX Transamerica Money Market for the fiscal year ended October 31, 2004 are incorporated herein by reference.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                 SUPPLEMENT DATED MARCH 29, 2005 TO STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2005

                    TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

The following supplements, amends and replaces the expense cap disclosure for TA IDEX Van Kampen Small Company Growth on page 23 of the statement of additional information.

Fund                                                        Expense Cap
----                                                        -----------
TA IDEX Van Kampen Small Company Growth                       1.15%


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 22 EXHIBITS

     List all exhibits filed as part of the Registration Statement.

         (a)      (1) Restatement of Declaration of Trust (1)

                  (2) Certificate of Trust as filed with the State of Delaware on February 25, 2005, filed herewith

         (b)      Bylaws, as amended (1)

         (c)      Not Applicable

         (d)      (1) Investment Advisory Agreements

                      (aa)   TA IDEX Janus Growth (6)

                      (bb)   TA IDEX Transamerica Flexible Income (28)

                      (cc)   TA IDEX Jennison Growth (3)

                      (dd)   TA IDEX Transamerica Value Balanced (21)

                      (ee)   TA IDEX Transamerica Conservative High-Yield Bond
                             (1)

                      (ff) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon All Cap and TA IDEX T. Rowe Price Small Cap
                             (6)

                      (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                      (hh) TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM) and TA IDEX Federated Tax Exempt (12)

                      (ii)   TA IDEX Templeton Great Companies Global (33)

                      (jj) TA IDEX American Century International and TA IDEX American Century Large Company Value (17)

                      (kk) TA IDEX Transamerica Money Market, TA IDEX Transamerica Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Salomon Investors Value,
                             TA IDEX T. Rowe Price Health Sciences TA
                             Conservative Asset Allocation, TA IDEX Moderate Asset Allocation, TA IDEX Moderately Aggressive Asset Allocation, and TA IDEX Aggressive Asset Allocation (20)

                      (ll)   TA IDEX Marsico Growth (24)

                      (mm) TA IDEX Clarion Real Estate Securities and TA IDEX PIMCO Real Return TIPS (25)

                      (nn)   TA IDEX Transamerica Small/Mid Cap Value (28)

                      (oo)   TA IDEX Transamerica Balanced (33)

                      (pp) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico International Growth, TA IDEX Mercury Large Cap Value, TA IDEX MFS High Yield, TA IDEX T. Rowe Price Equity Income, TA IDEX Third Avenue Value, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation, TA IDEX Evergreen International Small Cap (34)

                      (qq)   TA IDEX Protected Principal Stock (21)

                  (2) Sub-Advisory Agreements

                      (aa)   TA IDEX Janus Growth (20)

                      (bb)   TA IDEX Transamerica Flexible Income (28)

                      (cc)   TA IDEX Transamerica Value Balanced (21)

                      (dd)   TA IDEX Transamerica Conservative High-Yield Bond
                             (1)

                      (ee) TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX T. Rowe Price Small Cap (6)

                      (ff)   TA IDEX Salomon All Cap (6)

                      (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                      (hh) TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM) and TA IDEX Federated Tax Exempt (12)

                      (ii)   TA IDEX Templeton Great Companies Global (33)

                      (jj) TA IDEX American Century International and TA IDEX American Century Large Company Value (17)

                      (kk)   TA IDEX Jennison Growth ( (3)

                      (ll) TA IDEX Transamerica Convertible Securities and TA IDEX Transamerica Money Market (20)

                      (mm)   TA IDEX PIMCO Total Return (20)

                      (nn)   TA IDEX T. Rowe Price Health Sciences (20)

                      (oo)   TA IDEX Salomon Investors Value (20)

                      (pp)   TA IDEX Marsico Growth (26)

                      (qq)   TA IDEX Clarion Real Estate Securities (25)

                      (rr)   TA IDEX PIMCO Real Return TIPS (25)

                      (ss)   TA IDEX Transamerica Small/Mid Cap Value (28)

                      (tt)   TA IDEX Transamerica Balanced (33)

                      (uu)   TA IDEX Evergreen International Small Cap (34)

                      (vv)   TA IDEX J.P. Morgan Mid Cap Value (34)

                      (ww)   TA IDEX Marsico International Growth (34)

                      (xx)   TA IDEX Mercury Large Cap Value (34)

                      (yy)   TA IDEX MFS High Yield (34)

                      (zz)   TA IDEX T. Rowe Price Equity Income (34)

                      (aaa)  TA IDEX Third Avenue Value (34)

                      (bbb)  TA IDEX Transamerica Short-Term Bond (34)

                      (ccc)  TA IDEX UBS Large Cap Value (34)

                      (ddd) TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation (34)

                      (eee)  TA IDEX Protected Principal Stock (21)

         (e)      (1) Underwriting Agreement (Schedule I) (25)

                  (2) Dealer's Sales Agreement (24)

                  (3) Service Agreement (9)

                  (4) Wholesaler's Agreement (3)



         (f)      Trustees Deferred Compensation Plan (2)

         (g)      Custody Agreement (23)


         (h)      (1) (a) Transfer Agency Agreement (1)

                      (b) Amendment to Transfer Agency Agreement (36)

                  (2) (a) Administrative Services Agreement (23)

                      (b) Amendment to Administrative Services Agreement (36)

                  (3) Expense Limitation Agreement (25)

                  (4) Consulting Agreement (28)


         (i)      Opinion of Counsel (36)

         (j)      CONSENT OF PRICEWATERHOUSECOOPERS LLP FILED HEREWITH

         (k)      N/A

         (l)      Investment Letter from Sole Shareholder (1)

         (m)      (1) Plan of Distribution under Rule 12b-1 - Class A/B/L Shares
                      (all funds) (28)

                  (2) Plan of Distribution under Rule 12b-1 - Class C
                      Shares (28)

                      (aa)   TA IDEX Janus Growth (9)

                      (bb)   TA IDEX Salomon Investors Value (9)

                      (cc)   TA IDEX Transamerica Value Balanced (9)

                      (dd)   TA IDEX Transamerica Balanced (9)

                      (ee)   TA IDEX Transamerica Flexible Income (28)

                      (ff)   TA IDEX Transamerica Conservative High-Yield Bond
                             (9)

                      (gg)   TA IDEX Marsico Growth (9)

                      (hh)   TA IDEX T. Rowe Price Tax-Efficient Growth (9)

                      (ii)   TA IDEX Salomon All Cap (9)

                      (jj)   TA IDEX T. Rowe Price Small Cap (9)

                      (kk)   TA IDEX Jennison Growth (3)

                      (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                      (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM) (12)

                      (nn)   TA IDEX Templeton Great Companies Global (14)

                      (oo) TA IDEX American Century International and TA IDEX American Century Large Company Value (17)

                      (pp)   Amendment to Plan of Distribution under Rule 12b-1
                             - Class C Shares (19)

                      (qq) TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX T. Rowe Price Health Sciences (20)

                      (rr)   TA IDEX Transamerica Small/Mid Cap Value (28)

                      (ss)   TA IDEX Protected Principal Stock (21)

                  (3) Plan of Distribution under Rule 12b-1 - Class M Shares

                      (aa)   TA IDEX Janus Growth (1)

                      (bb)   TA IDEX Salomon Value Investors (1)

                      (cc)   TA IDEX Transamerica Value Balanced (5)

                      (dd)   TA IDEX Transamerica Balanced (1)

                      (ee)   TA IDEX Transamerica Flexible Income (28)

                      (ff)   TA IDEX Transamerica Conservative High-Yield Bond
                             (1)

                      (gg)   TA IDEX Marsico Growth (6)

                      (hh)   TA IDEX T. Rowe Price Tax-Efficient Growth (6)

                      (ii)   TA IDEX Salomon All Cap (6)

                      (jj)   TA IDEX T. Rowe Price Small Cap (6)

                      (kk)   TA IDEX Jennison Growth (3)

                      (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                      (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM)(12)

                      (nn)   TA IDEX Templeton Great Companies Global (14)

                      (oo) TA IDEX American Century International and TA IDEX American Century Large Company Value (19)

                      (pp)   Amendment to Plan of Distribution under Rule 12b-1
                             - Class M Shares (19)

                      (qq) TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX PIMCO Total Return and TA IDEX T. Rowe Price

                             Health Sciences (20)

                      (rr)   TA IDEX Transamerica Small/Mid Cap Value (28)

                      (ss)   TA IDEX Protected Principal Stock (21)

         (n)      Amended and Restated Plan for Multiple Classes of Shares (20)

         (o)      Reserved

         (p)      Code of Ethics

                  (1)      Transamerica IDEX Mutual Funds (36)

                  (2)      Transamerica Fund Advisors, Inc. (36)

                  SUB-ADVISERS

                  (3)      AEGON USA Investment Management, LLC (12)

                  (4)      Federated Investment Management Company (12)

                  (5)      Janus Capital Management, LLC (12)

                  (6)      Salomon Brothers Asset Management Inc (12)

                  (7)      Transamerica Investment Management, LLC (36)

                  (8)      T. Rowe Price Associates, Inc. (12)

                  (9)      Great Companies, L.L.C. (14)

                  (10)     Jennison Associates LLC (36)

                  (11)     American Century Investment Management, Inc. (18)

                  (12)     Pacific Investment Management Company LLC (21)

                  (13)     Banc of America Capital Management, LLC (24)

                  (14)     ING Clarion Real Estate Securities (25)

                  (15)     Templeton Investment Counsel, LLC (27)

                  (16)     Evergreen Investment Management Company, LLC (34)

                  (17)     J.P. Morgan Investment Management Inc. (34)

                  (18)     Fund Asset Management, L.P., dba Mercury Advisors
                           (31)

                  (19)     MFS(R) Investment Management (32)

                  (20)     Third Avenue Management LLC (33)

                  (21)     UBS Global Asset Management (Americas) Inc. (34)

                  (22)     Morgan Stanley Investment Management Inc. (32)

                  (23)     Gateway Investment Advisers, Inc. (21)


All exhibits filed previously are herein incorporated by reference

(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).

(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).

(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(22) Filed previously with Post-Effective Amendment No. 48 to Registration Statement on April 15, 2002 (File No. 33-2659).

(23) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(25) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(26) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).

(27) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(28) Filed previously with Post-Effective Amendment No. 55 to Registration Statement on March 1, 2004 (File No. 33-2659).

(29) Filed previously with Post-Effective Amendment No. 57 to Registration Statement on March 2, 2004 (File No. 33-2659).

(30) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 60 to Registration Statement on April 30, 2004, and incorporated herein by reference (File No. 811-4419).

(31) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).

(32) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).

(33) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).

(34) Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659)

(35) Filed previously with Post-Effective Amendment No. 64 to Registration Statement on December 23, 2004 (File No. 33-2659)

(36) Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659)

ITEM 23 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           To the knowledge of the Registrant, TA IDEX Janus Growth, TA IDEX Transamerica Balanced, TA IDEX Transamerica Flexible Income, TA IDEX Jennison Growth, TA IDEX Salomon Investors Value, TA IDEX Transamerica Value Balanced, TA IDEX Transamerica Conservative High-Yield Bond, TA IDEX Marsico Growth, TA IDEX
T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon All Cap, TA IDEX T. Rowe Price Small Cap, TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Equity, TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM), TA IDEX American Century International, TA IDEX American Century Large Company Value, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX
T. Rowe Price Health Sciences, TA IDEX PIMCO Total Return, TA IDEX Templeton Great Companies Global, TA IDEX Clarion Real Estate Securities, TA IDEX PIMCO Real Return TIPS, TA IDEX Evergreen International Small Cap, TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico International Growth, TA IDEX Mercury Large Cap Value, TA IDEX MFS High Yield, TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Active International Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 24 INDEMNIFICATION

           Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Agreement and Declaration of Trust and Bylaws which are incorporated herein by reference.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services.

         The only businesses, professions, vocations or employments of a substantial nature of Larry N. Norman, Brian C. Scott and John K. Carter, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Kim D. Day, Senior Vice President & Treasurer, is Senior Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc. and other related entities.

         Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206-4928, serves as sub-adviser to TA IDEX Janus Growth. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Fund, Inc. and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

         John H. Bluher, Senior Vice President, Secretary and Chief Public Affairs Officer; Bonnie M. Howe, Vice President and Assistant General Counsel; Kelley Abbott Howes, Senior Vice President and General Counsel; Heidi J. Walter, Vice President and Assistant General Counsel; Loren M. Starr, Senior Vice President and Chief Financial Officer; Steven L. Schied, Chief Executive Officer; David R. Kowalski, Vice President of Compliance and Chief Compliance Officer; Robin C. Beery, Senior Vice President and Chief Marketing Officer; James P. Goff, Vice President and Director of Research; Edward F. Keely, Vice President; Karen L. Reidy, Vice President; Jonathan D. Coleman, Vice President; Ronald V. Speaker, Vice President; David J. Corkins, Vice President; Girard C. Miller, Executive Vice President and Chief Operating Officer; William H. Bales, Vice President; David C. Decker, Vice

President; Mike Lu, Vice President; Brent A. Lynn, Vice President; Thomas R. Malley, Vice President; Sharon S. Pichler, Vice President; E. Marc Pinto, Vice President; Blaine P. Rollins, Vice President; Ron Sachs, Vice President; Scott
W. Schoelzel, Vice President; J. Eric Thorderson, Vice President; Darrell W. Watters, Vice President; Jason Yee, Vice President; Andrew J. Iseman, Vice President; Stephen Belgrad, Vice President of Finance and Strategy, and Treasurer; Matthew R. Luorna, Vice President Taxation; Gregory A. Frost, Vice President and Controller; Nigel J. Austin, Vice President of International Funds and General Counsel; Douglas N. Beck, Vice President of Corporate Affairs; Curt
R. Foust, Vice President, Assistant Secretary and Assistant General Counsel; Kevin Lindsell, Vice President of Corporate Risk Management; Peter Boucher, Vice President of Human Resources; Bradley Prill, Vice President of Total Rewards; James J. Coffin, Vice President of Institutional Services; Russell P. Shipman, Vice President of Institutional Services; Tom H. Warren, Vice President of Institutional Services; Ken E. Paieski, Vice President and Director of Separate Account Services; Jane C. Ingalls, Vice President of Public Relations; Anita E Falicia, Vice President of Investment Accounting; Andrea J. Young, Vice President, Information Technology; Douglas J. Laird, Vice President, Retail Services and Operations; Mark Thomas, Vice President; John J. Mari, Vice President; Blair E. Johnson, Vice President; Gary Black, Chief Investment Officer; John Zimmerman, Senior Vice President of Institutional Services; Erich Gerth, Senior Vice President and Managing Director at Janus Global Adviser; Richard Gibson Smith, Vice President; Minyoung Sohn, Vice President; Claire Young Stilwell, Vice President; Jack Swift, Vice President.

                                      * * *

         Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth , is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

         The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                                                       Principal Occupation
--------------------------------------                    -----------------------------------------------
Dennis M. Kass                                            Director, Chairman and Chief Executive Officer,
                                                             Jennison. Chairman and Manager, Quantitative
                                                             Management Associates LLC ("QM"). Director
                                                             and Vice President, Prudential Investment
                                                             Management, Inc. ("PIM"). Signatory Second
                                                             Vice President, The Prudential Insurance
                                                             Company of America ("PICA").
--------------------------------------                    -----------------------------------------------
Spiros Segalas                                            Director, President and Chief Investment Officer,
                                                             Jennison.
--------------------------------------                    -----------------------------------------------
Ronald K. Andrews                                         Director, Jennison. Senior Vice President, Prudential
     Gateway Center Three, 15th Floor                        Investments LLC. Senior Vice President,
     100 Mulberry Street                                     American Skandia Investment Services,
     Newark, New Jersey 07102                                Incorporated. Senior Vice President, American
                                                             Skandia Advisory Services, Inc. Manager, QM.
--------------------------------------                    -----------------------------------------------
Timothy J. Knierim                                        Director, Jennison. Assistant Secretary, PIM
     Gateway Center Two, 6th Floor                           Warehouse, Inc. ("PIMW"). Corporate
     100 Mulberry Street                                     Secretary, Pramerica Financial Asia Limited.
     Newark, New Jersey 07102                                Secretary and Vice President, Residential
                                                             Information Services, Inc. Vice President,PIM.
                                                             Manager, QM.


--------------------------------------------             --------------------------------------------------
Bernard B. Winograd                                       Director, Jennison. Director, Chief Executive
     Gateway Center Three, 15th Floor                        Officer and President, PIM. Director and Vice
     100 Mulberry Street                                     President, Prudential Asset Management
     Newark, New Jersey 07102                                Holding Company. Director and Chairman,
                                                             PIMW. Director and Chairman, PIC Holdings
                                                             Limited. Executive Vice President, Prudential
                                                             Investment Management Services LLC.
                                                             Director and President, PIM Investments, Inc.
                                                             President, PIM Foreign Investments, Inc.
                                                             Signatory Second Vice President, PICA.
                                                             Manager, QM.
--------------------------------------------             --------------------------------------------------
Mirry M. Hwang                                            Secretary, Vice President and Corporate Counsel,
                                                             Jennison.

Kenneth Moore                                             Treasurer, Senior Vice President and Chief
                                                             Financial Officer, Jennison. Chief Financial
                                                             Officer, Manager and Vice President, QM. Vice
                                                             President, PIM. Director, Prudential Trust
                                                             Company ("PTC"). Signatory Second Vice
                                                             President, PICA.

Blair A. Boyer                                            Executive Vice President, Jennison.
David Chan                                                Executive Vice President, Jennison.
Michael A. Del Balso                                      Executive Vice President, Jennison. Vice President,
                                                             PTC.
Thomas F. Doyle                                           Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts 02154
Daniel J. Duane                                           Executive Vice President, Jennison. Vice President,
                                                             PTC.
Scott L. Hayward                                          Executive Vice President, Jennison. Vice President,
                                                             PIM. Vice President, QM. Signatory Second
                                                             Vice President, PICA.
Susan F. Hirsch                                           Executive Vice President, Jennison.
David A. Kiefer                                           Executive Vice President, Jennison. Vice President,
                                                             PTC.
Jonathan R. Longley                                       Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts 02154
Mehdi A. Mahmud                                           Executive Vice President, Jennison. Vice President,
                                                             QM.
Kathleen A. McCarragher                                   Executive Vice President, Jennison. Vice President,
                                                             PTC.
Thomas G. Wolfe                                           Executive Vice President, Jennison.
Andrew Goldberg                                           Senior Vice President, Jennison. Vice President,
                                                             QM. Signatory Second Vice President, PICA.
Leslie S. Rolison                                         Senior Vice President, Jennison.

                                      * * *

         Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value. The directors and officers are as follows: Virgil
H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *

         T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX T. Rowe Price Small Cap, TA IDEX T. Rowe Price Equity Income and TA IDEX T. Rowe Price Health Sciences. Edward C. Bernard; James A.C. Kennedy; Mary J. Miller; David J.L. Narren; James S. Riepe; George A. Roche; and M. David Testa and Brian C. Rogers.

                                      * * *

         Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Money Market. The officers are John R. Kenney, Manager and Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C.; Larry N. Norman, Manager, and Executive Vice President and Chief Executive Officer of AEGON USA, Inc.; John C. Riazzi, Manager and Chief Executive Officer; Gary U. Rolle, Manager, President and Chief Investment Officer; Brian C. Scott, Manager and Director, President and Chief Executive Officer of AEGON/Transamerica Fund Advisers, Inc.; and Jeffrey S. Van Harte, Manager, Senior Vice President and Head of Equities.

                                      * * *

         Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM), and as co-sub-adviser to TA IDEX Templeton Great Companies Global. John R. Kenney, Member and Manager, serves as Chairman and Co-CEO. James Hare Huguet, Member and Manager, serves as President, Co-CEO and Chief Investment Officer.; Thomas R. Moriarty, Manager, also serves as Executive Vice President of AEGON/Transamerica Fund Services, Inc.; Executive Vice President of AEGON/Transamerica Fund Advisers, Inc.; Chairman, Director and President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; Jerome C. Vahl, Manager, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio. John C. Riazzi, Manager, also serves as CEO of Transamerica Investment Management, LLC ("TIM") an affiliated Investment Adviser of Great Companies, LLC. TIM acts as a sub-adviser to Transamerica IDEX Mutual Funds.

                                      * * *

         Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to TA IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows:
Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Executive Vice President & Portfolio Manager - Research Analyst; Charles
R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive. Vice President & Director of Research; Cindy L. Sweeting, Executive. Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

         Federated Investment Management Company, Federated Investors Tower, Pittsburgh, PA 15222-3779, sub-adviser to TA IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

         The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors, Inc. is approximately $214 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Global Investment Management Corp., Federated Advisory Services Company and Federated Equity Management Company of Pennsylvania; Chairman, Passport Research, Ltd. And Passport Research II, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Global Investment Management Corp., Federated Advisory Services Company and Federated Equity Management Company of Pennsylvania; Trustee and President-Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd. And Passport Research II, Ltd.), Thomas R. Donahue, Trustee and Treasurer (Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investors Trust Company; Trustee, Federated Services Company, Federated Administrative Services, Inc. and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Mark
D. Olson, Trustee (Trustee, Federated Investment Counseling, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Administrative Services, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

         The remaining Officers of the sub-adviser are: Vice Chairman, William
D. Dawson, III; Senior Vice Presidents: Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, Robert M. Kowit, Jeffrey A. Kozemchak, Richard J. Lazarchic, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, and Richard Tito; Vice Presidents: Todd A. Abraham, J. Scott Albrecht, Randall S. Bauer, Nancy J. Belz, G. Andrew Bonnewell, Lee R. Cunningham, II, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, John T. Gentry, Patricia L. Heagy, Susan R. Hill, William R. Jamison, J. Andrew Kirschler, Nathan H. Kehm, John C. Kerber, Marian R. Marinack, Natalie F. Metz, Thomas J. Mitchell, Joseph M. Natoli, Mary Kay Pavuk, Jeffrey A. Petro, Ihab L. Salib, Roberto Sanchez-Dahl, Sr., John Sidawi, Michael W. Sirianni, Jr., Christopher Smith, Timothy G. Trebilcock, Paoli II. Valle, Steven J. Wagner, Paige M. Wilhelm, and George B. Wright; Assistant Vice Presidents: Lori B. Andrews, Hanan Callas, Jerome Conner, James R. Crea, Jr., Karol M. Crummie, Richard Cumberledge, Ann Ferentino, Richard J. Gallo, Kathryn P. Glass, James Grant, Tracey L. Lusk, Karl Mocharko, Bob Nolte, Rae Ann Rice, Brian Ruffner, Kyle D. Stewart, Mary Ellen Tesla, Nicholas S. Tripodes and Mark Weiss; Assistant Treasurer: Denis McAuley III; Secretary: G. Andrew Bonnewell; Assistant Secretary: Jay S. Neuman.

         The business address of each of the Officers of the sub-adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

         American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and

Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

         American Century Global Investment Management, Inc. ("ACGIM"), The Chrysler Building, 666 3rd Avenue, 23rd Floor, New York, New York 10017, serves as sub-adviser to TA IDEX American Century International. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark
L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 NEWPORT CENTER DRIVE, SUITE 300, NEWPORT BEACH, CALIFORNIA 92660, SERVES AS SUB-ADVISER TO TA IDEX PIMCO TOTAL RETURN AND TA IDEX PIMCO REAL RETURN TIPS.
MANAGING DIRECTORS(28)
Tammie J. Arnold
William R. Benz
John B. Brynjolfsson
Wendy W. Cupps
Chris P. Dialynas
Mohamed A. El-Erian
William H. Gross (EC)
John L. Hague
Pasi M. Hamalainen
Brent R. Harris (EC)
Douglas M. Hodge (Tokyo)
Brent L. Holden (EC)
Margaret E. Isberg
James M. Keller
Raymond G. Kennedy
John S. Loftus
Sudesh N. Mariappa
Scott A. Mather (Munich)
Paul A. McCulley
Joseph McDevitt (London)
Dean S. Meiling (Consulting)
James F. Muzzy
Mohan V. Phansalkar
William F. Podlich (Consulting)
William C. Powers (EC)
Ernest L. Schmider
W. Scott Simon
Lee R. Thomas
William S. Thompson (EC)
Richard M. Weil (EC)
EC = EXECUTIVE COMMITTEE
OF PIMCO
CHIEF EXECUTIVE OFFICER
William S. Thompson

CHIEF FINANCIAL OFFICER
John C. Maney

CHIEF LEGAL OFFICER
Mohan V. Phansalkar

CHIEF OPERATING OFFICER
Richard M. Weil

CHIEF COMPLIANCE OFFICER
Denise C. Seliga

                                      * * *

         AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica Conservative High-Yield Bond. Its managers and officers are

MANAGERS:

         Eric B. Goodman
         Brenda K. Clancy
         Craig D. Vermie

OFFICERS:

         Eric B. Goodman, President & Chief Investment Officer
         Kirk W. Buese, Executive Vice President - Private Finance
         Frank E. Collecchia, Executive Vice President-Portfolio Management Daniel P. Fox, Executive Vice President - Risk Management
         David R. Ludke, Executive Vice President
         Mark J. Zinkula, Executive Vice President - Public Fixed Income David M. Carney, Senior Vice President and Chief Financial Officer Bradley J. Beman, Senior Vice President
         John T. Bender, Senior Vice President
         Joel L. Coleman, Senior Vice President
         Mark E. Dunn, Senior Vice President
         David R. Halfpap, Senior Vice President
         William L. Hurwitz, Senior Vice President
         Steven P. Opp, Senior Vice President
         Sarvjeev S. Sidhu, Senior Vice President
         Michael B. Simpson, Senior Vice President
         Jon L. Skaggs, Senior Vice President
         Robert A. Smedley, Senior Vice President
         Josh E. Braverman, Vice President
         Ashok K. Chawla, Vice President
         Jeffrey D. Coil, Vice President
         Garry E. Creed, Vice President
         Douglas A. Dean, Vice President
         Mark D. Evans, Vice President
         Robert Fitzsimmons, Vice President
         Robert L. Hansen, Vice President
         Jon D. Kettering, Vice President
         James R. Landis, Vice President
         Jeffrey T. McGlaun, Vice President
         Michael J. Parrish, Vice President
         Stephanie M. Phelps, Vice President
         Boning Tong, Vice President
         Michael A. Urban, Vice President
         Xueqing Wang, Vice President

         Jeffrey A. Whitehead, Vice President
         Karen R. Wright, Vice President
         M. Christina Galligan, Assistant Vice President
         Karen E. Hufnagel, Assistant Vice President
         Michael N. Meese, Assistant Vice President
         Mary T. Pech, Assistant Vice President
         Paul J. Houk, General Counsel and Secretary
         Clint L. Woods, Assistant Secretary
         Clifton W. Flenniken III, Assistant Treasurer
         Daniel Seward, Assistant Treasurer
         Stephanie Steele. Assistant Treasurer
         Cynthia L. Remley, Assistant General Counsel
         *  *  *




         Banc of America Capital Management, LLC ("BACAP LLC"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to IDEX Marsico Growth. Keith Thomas Banks, President and Manager of BACAP LLC (2004 to present), also serves as Manager of BACAP Distributors, LLC (2004 to present), President, Chief Executive Officer, Chief Investment Officer and Director of Columbia Management Group, Inc. (2002 to present), Chairman, Chief Executive Officer, Chief Investment Officer and President of Columbia Management Advisors, Inc. (2002 to present), Director of Columbia Wanger Asset Management, L.P. (2001 to present), President, Chief Executive Officer, Chief Investment Officer, Director and Chairman of Liberty Asset Management Company (2001 to 2004), President, Chief Executive Officer, Chief Investment Officer and Director of Colonial Advisory Services Inc. (2001 to present). Prior to such, Mr. Banks most recently served as Director, Equity Division of JP Morgan Investment Management.; Lori Jane Ensinger, Managing Director of Active Equities (2003 to present), has also recently served as Director of Value Strategies of BACAP LLC (2001 to 2003).; Brenda Furlong, Head of Fixed Income Investments for BACAP LLC (2004 to present), also serves as Managing Director/Head of Fixed Income of Columbia Management Advisors, Inc. (2003 to present). Prior to such, Ms. Furlong most recently served as Chief Investment Officer, Hartford Financial Services Group, Inc. and President, Hartford Investment Management Company. Colin Moore, Managing Director and Head of Equity of BACAP LLC (2004 to present), also serves as Head of Equity for Columbia Management Group, the asset management division of Bank of America, N.A (2003 to present). Prior to such, Mr. Moore most recently served as Chief Investment Officer of Global/International Value Equities and Associate Director of Research at Putnam Investments. Mary A. Mullin, various to Chief Compliance Officer of BACAP LLC (2002 to present), also serves as Chief Compliance Officer of Columbia Management Advisors, Inc. (2004 to present), Chief Compliance Officer of Colonial Advisory Services, Inc. (2004 to present), various to Chief Compliance Officer of BACAP Distributors, LLC (2002 to present), Compliance Officer of BACAP Alternative Advisors, Inc. (2002 to 2004), Compliance Officer of BACAP Advisory Partners, LLC (2002 to 2004), and Corporate Compliance Executive of Banc of America Capital Management, the asset management division of Bank of America, N.A. (2002 to present). Prior to such, Ms. Mullin most recently served as various to Managing Director - Compliance for Deutsche Asset Management Americas for Deutsche Bank (1997 to 2002).; Roger A. Sayler, Chief Operating Officer, Managing Director, Senior Vice President, and Manager for BACAP LLC (2004 to present), also serves as Manager of BACAP Distributors, LLC (2004 to present), Director of Regional Advisors and Executive Vice President and Director of Columbia Management Group, Inc. (2002 to present), Director of Columbia Management Advisors, Inc. (2002 to present), Director of Colonial Advisory Services Inc. (2002 to present), President and Director of Steinroe Futures Inc. (2002 to present), and Director and Executive Vice President of Liberty Asset Management Company (2001 to present).; Peter David Taube, Chief Financial Officer and Treasurer for BACAP LLC (2002 to present), also serves as Treasurer of Columbia Management Advisors, Inc. (2004 to present), Treasurer of BACAP Distributors, LLC (2002 to present), and Treasurer of BACAP Advisory Partners, LLC (2002 to present). Prior to such, Mr. Taube most recently served as Director and Chief Financial Officer of Fixed Income Division of Americas' of Merrill Lynch (1999 to 2002).

                                      * * *

         ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.


                                      * * *

         Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury"), serves as sub-adviser to TA IDEX Mercury Large Cap Value. Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.

                                      * * *

         Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President and Chief Investment Officer; Harry E. Merriken III, is Senior Vice President; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul R. Stewart is Senior Vice President; Donna M. Squeri is General Counsel, Chief Compliance Officer, and Secretary; Gary H. Goldschmidt is Chief Financial Officer; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *

         MFS Investment Management ("MFS") serves as sub-adviser to TA IDEX MFS High Yield. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Jr., Martin E. Beaulieu, Robert J. Manning, C. James Prieur, Donald A. Stewart, William W. Stinson, James C. Baillie and Richard L. Schmalensee. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and also Director of Global Distribution. Mr. Parke is President and also Chief Investment Officer. Mr. Manning is also Executive Vice President and Chief Fixed Income Officer. Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Robert J. Whelan is a Senior Vice President and Chief Financial Officer of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                                      * * *

         Third Avenue Management LLC ("TAM") serves as sub-adviser to TA IDEX Third Avenue Value. TAM is a Delaware Limited Liability Company. The parent company of TAM is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of TAM, certain key employees of the sub-adviser and the children of Martin J. Whitman.

         The officers of TAM are listed below. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at TAM or its predecessor for at least the past two years and is located at TAM's business address of 622 Third Avenue, New York, New York, 10017. Martin J. Whitman, Co-Chief Investment Officer of TAM; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of TAM; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of TAM, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of TAM, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

                                      * * *

         Morgan Stanley Investment Management serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth and TA IDEX Active International Allocation. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

                                      * * *

         J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

         The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: George C. Gatch, Managing Director, Director and President of J.P. Morgan Funds; Evelyn E. Guernsey, Managing Director, Director and President of J.P. Morgan Investment Management Inc. ("JPMIM") and Chief Executive Officer of Institutional Sales and Services; Lawrence Unrein, Manageing Director, Director and Head of the Private Equity Group for J.P. Morgan Fleming Asset Management ("JPMFAM"); Mark B. E. White, Managing Director, Director and Head of International Institutional Business for JPMFAM; Roy Kinnear, Managing Director, Treasurer of JPMIM; Anthony M. L. Roberts, Managing Director, Managing Director and Associate General Counsel and Head of Legal for J.P. Morgan Chase & Co.'s global asset management business; Thomas J. Smith, Managing Director, Chief Compliance Officer for J.P. Morgan Chase & Co.'s investment management business in the Americas.

                                      * * *

         Evergreen Investment Management Company, LLC ("Evergreen"), is sub-adviser to TA IDEX Evergreen International Small Cap. The officers and directors are Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee/Director.Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee/Director. Partner in the law firm of Cummings and Lockwood since 1968. James S. Howell
(72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee/Director. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993. Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee/Director. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988. Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee/Director. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990. William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee/Director. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990. Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlott, NC-Trustee/Director. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1995, President, Primary Physician Care from 1990 to 1996. Michael S. Scofield (53), 212 S. Tryon Street Suite 1280, Charlotte, NC-Trustee/Director. Attorney, Law Offices of Michael S. Scofield since 1969. Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee/Director Emeritus. Corporate consultant since 1967. John J. Pileggi (37), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992. Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

         The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr. Jeffries is a Trustee/Director Emeritus of eleven of the investment companies(excluded are Evergreen Variable Trust and Evergreen Investment Trust).

         * Mr. Pettit may be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

         The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

                                      * * *

         UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value. Kai Reiner Sotorp is President and Director; Mark F. Kemper is Secretary and Chief Legal Officer; Joseph M. McGill is Chief Compliance Officer; Joseph A Varnas is Head of Product Technology and Operations; Brian D. Singer is Chief Investment Officer; and Robert P. Wolfangel is Chief Financial Officer.

ITEM 26 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

(a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

(b)      Directors and Officers of Principal Underwriter

         Name                Positions and Offices with Underwriter      Positions and Offices with Registrant
         ----                --------------------------------------      -------------------------------------
Larry N. Norman          (1)   Director and President                    N/A

Kim D. Day               (2)   Director and Vice President               Senior Vice President, Treasurer and
                                                                         Chief Financial Officer

Lisa Wachendorf          (1)   Director, Chief Compliance Officer        N/A
                               and Vice President

John K. Carter           (2)   Vice President                            Senior Vice President, Secretary,
                                                                         Counsel and Chief Compliance Officer

Linda Gilmer             (1)   Assistant Treasurer                       N/A

Frank A. Camp            (1)   Secretary                                 N/A

Thomas R. Moriarty       (2)   Vice President                            N/A


Emily Monroe Bates       (3)   Assistant Treasurer                       N/A


Teresa L. Stolba         (1)   Assistant Compliance Officer              N/A

Clifton W. Flenniken III (4)   Assistant Treasurer                       N/A

Priscilla I. Hechler     (2)   Assistant Vice President and              N/A
                               Assistant Secretary

Darin D. Smith           (1)   Vice President and                        N/A
                               Assistant Secretary

Kyle A. Keelan           (1)   Vice President                            N/A

(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)      570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)      400 West Market Street, Louisville, KY 40202

(4)      1111 North Charles Street, Baltimore, MD 21201

ITEM 27 LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Transamerica Fund Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 28 MANAGEMENT SERVICES

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by TFAI, Janus, Jennison, T. Rowe Price, SaBAM, TIM, AUIM, Great Companies, Federated, Gateway, American Century, ACGIM, Clarion, BACAP, Templeton, PIMCO, Evergreen, J.P. Morgan, Mercury, MFS, TAM, UBS and Morgan Stanley pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 29 UNDERTAKINGS

         Not applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of St. Petersburg, and state of Florida, on the 29th day of March, 2005.

                                       Transamerica IDEX Mutual Funds

                                       By: /s/ Brian C. Scott
                                           ------------------
                                           Brian C. Scott*
                                           President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 68 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Peter R. Brown                           Chairman & Trustee                             March 29, 2005
------------------                                                                          --------------
Peter R. Brown*

/s/ William W. Short, Jr.                    Trustee                                        March 29, 2005
-------------------------                                                                   --------------
William W. Short, Jr.*

/s/ Daniel Calabria                          Trustee                                        March 29, 2005
-------------------                                                                         --------------
Daniel Calabria*

/s/ Charles C. Harris                        Trustee                                        March 29, 2005
---------------------                                                                       --------------
Charles C. Harris*

/s/ Jack E. Zimmerman                        Trustee                                        March 29, 2005
---------------------                                                                       --------------
Jack E. Zimmerman*

/s/ Janice B. Case                           Trustee                                        March 29, 2005
------------------                                                                          --------------
Janice B. Case*

/s/ Thomas P. O'Neill                        Trustee                                        March 29, 2005
---------------------                                                                       --------------
Thomas P. O'Neill*

/s/ Russell A. Kimball, Jr.                  Trustee                                        March 29, 2005
---------------------------                                                                 --------------
Russell A. Kimball, Jr.*

/s/ Leo J. Hill                              Trustee                                        March 29, 2005
---------------                                                                             --------------
Leo J. Hill*

/s/ John W. Waechter                         Trustee                                        March 29, 2005
--------------------                                                                        --------------
John W. Waechter*

/s/ Brian C. Scott                           President, Chief Executive Officer             March 29, 2005
------------------                           and Trustee                                    --------------
Brian C. Scott*

/s/ Kim D. Day                                Senior Vice President, Treasurer              March 29, 2005
--------------                                & Chief Financial Officer                     --------------
Kim D. Day


/s/ John K. Carter
------------------
*Signed by John K. Carter
Attorney in Fact

EXHIBIT NUMBER             DESCRIPTION OF EXHIBIT
--------------             ----------------------
23(a)(2)                   Certificate of Trust
23(j)                      Consent of PricewaterhouseCoopers LLP